SHAREHOLDERS' EQUITY (Schedule of Warrants and Warrants Units Outstanding) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Jul. 22, 2021	Mar. 11, 2021	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of warrants	3,950,217	419,673	1,304,346
Exercise price	$ 5.06		$ 4.60	$ 100
August 2019 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Aug. 22, 2019
Number of warrants	205,268
Exercise price	$ 6.72
Exercisable through	Aug. 22, 2024
December 2019 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Dec. 09, 2019
Number of warrants	92,321
Exercise price	$ 6.72
Exercisable through	Dec. 08, 2024
Warrants to 2019 convertible notes placement agent (Member)
Class of Warrant or Right [Line Items]
Issuance Date	Dec. 09, 2019
Number of warrants	55,785
Exercise price	$ 6.72
Exercisable through	Dec. 08, 2024
Warrants To Underwriter [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Sep. 03, 2020
Number of warrants	125,000
Exercise price	$ 10.00
Exercisable through	Sep. 01, 2025
Warrants To Underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Oct. 05, 2020
Number of warrants	375,000
Exercise price	$ 8.80
Exercisable through	Sep. 03, 2025
Ipo Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Sep. 03, 2020
Number of warrants	2,812,170
Exercise price	$ 8.80
Exercisable through	Sep. 03, 2025
PIPE warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 11, 2021
Number of warrants	232,500
Exercise price	$ 4.60
Exercisable through	Sep. 10, 2026
Warrants to PIPE placement agent [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 11, 2021
Number of warrants	52,173
Exercise price	$ 5.06
Exercisable through	Mar. 08, 2026